Sale and Leaseback transaction (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019
Sale and Leaseback transaction
Real estate transfer tax expenses		€ 1,200	€ 1,200
Rostock headquarters building
Sale and Leaseback transaction
Disposal of property	€ 22,778